Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Details) - Case	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	135	111
Change in Number Increase/(Decrease)	24
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1,773	2,268
Change in Number Increase/(Decrease)	(495)
Plaintiffs
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	2,228	2,841
Change in Number Increase/(Decrease)	(613)
Broin II Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1,228	1,406
Change in Number Increase/(Decrease)	(178)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	51	58
Change in Number Increase/(Decrease)	(7)